CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures

	2016 Debentures	2017 Debentures	2020 Debentures	IsoEnergy Debentures	Total
Fair value at December 31, 2019	$61,150	$58,431	$—	$—	$119,581
Fair value at issuance	—	—	20,262	7,630	27,891
Fair value adjustment	33,618	28,137	11,221	6,404	79,381

Fair value at December 31, 2020	$94,768	$86,568	$31,483	$14,034	$226,853
Fair value adjustment	30,291	18,674	15,427	11,067	75,459
Settlement with shares	(125,059)	(105,242)	—	—	(230,301)

Fair Value at December 31, 2021	$—	$—	$46,910	$25,101	$72,011

2020 Debentures [member]
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures, Valuation Assumptions	The inputs used in the pricing model as at December 31, 2021 and December 31, 2020 are as follows:

	December 31, 2021	December 31, 2020
Volatility	40.00%	38.00%
Expected life in years	3.41 years	4.41 years
Risk free interest rate	1.78%	0.74%
Expected dividend yield	0%	0%
Credit spread	16.88%	19.53%
Underlying share price of the Company	$5.54	$3.51
Conversion exercise price	$2.34	$2.34
Exchange rate (C$:US$)	$0.791	$0.785

ISO Energy Debentures [member]
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures, Valuation Assumptions	The inputs used in the pricing model as at December 31, 2021 and December 31, 2020 are as follows:

	December 31, 2021	December 31, 2020
Volatility	50.00%	46.00%
Expected life in years	3.6 years	4.6 years
Risk free interest rate	1.78%	0.79%
Expected dividend yield	0%	0%
Credit spread	21.86%	21.70%
Underlying share price of IsoEnergy	$3.74	$1.87
Conversion exercise price	$0.88	$0.88
Exchange rate (C$:US$)	$0.791	$0.785